UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06071

DWS Institutional Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30

Date of reporting period: 06/30/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2008 (Unaudited)

DWS Inflation Protected Plus Fund

	Principal Amount ($)	Value ($)

Corporate Bonds 3.2%
Financials
Pacific Life Global Funding, 144A, 6.057% *, 6/2/2018 (Cost $5,000,000)	5,000,000	5,000,000
US Treasury Obligations 94.0%
US Treasury Bill, 1.08% **, 7/17/2008 (a)	1,177,000	1,176,261
US Treasury Inflation-Indexed Bonds:
1.75%, 1/15/2028	7,432,845	7,071,653
2.375%, 1/15/2025	33,613,480	35,252,137
3.375%, 4/15/2032	6,231,655	7,841,658
US Treasury Inflation-Indexed Notes:
0.875%, 4/15/2010	9,636,705	9,803,092
1.625%, 1/15/2018	8,253,021	8,383,906
1.875%, 7/15/2013	14,032,920	14,835,435

	2.0%, 4/15/2012	16,670,430	17,587,304
	2.0%, 1/15/2014	5,811,950	6,170,204
	2.0%, 1/15/2016	16,069,779	16,925,993
	3.0%, 7/15/2012	21,501,900	23,613,452

Total US Treasury Obligations (Cost $148,424,743)			148,661,095
		Shares	Value ($)

	Cash Equivalents 1.5%
Cash Management QP Trust, 2.49% (b) (Cost $2,326,160)		2,326,160	2,326,160
		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $155,750,903)†		98.7	155,987,255
Other Assets and Liabilities, Net		1.3	2,060,040

Net Assets		100.0	158,047,295

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2008.

**	Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $156,100,510. At June 30, 2008, net unrealized depreciation for all securities based on tax cost was $113,255. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $991,318 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,104,573.

(a)	At June 30, 2008, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At June 30, 2008, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Bond	9/15/2008	1	90,734	92,722	1,988
10 Year Canadian Government Bond	9/19/2008	48	5,562,543	5,529,626	(32,917)
10 Year US Treasury Note	9/19/2008	160	18,233,089	18,227,501	(5,588)
United Kingdom Treasury Bond	9/26/2008	45	9,508,455	9,356,812	(151,643)
Total net unrealized depreciation					(188,160)

At June 30, 2008, open futures contracts sold were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Federal Republic of Germany Bond	9/8/2008	104	18,244,935	18,105,054	139,881
10 Year Japanese Government Bond	9/10/2008	10	12,652,267	12,756,039	(103,772)
Total net unrealized appreciation					36,109

The Fund had the following open forward foreign currency exchange contracts as of June 30, 2008:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (US $)
USD	6,128,655	EUR	3,975,000	9/17/2008	104,851
USD	1,942,313	JPY	207,272,000	9/17/2008	18,020
USD	10,640,327	NOK	55,451,000	9/17/2008	161,749
USD	12,846,977	SGD	17,557,000	9/17/2008	104,678
Total unrealized appreciation					389,298

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation (US $)
AUD	5,116,000	USD	4,782,386	9/17/2008	(71,964)
CHF	5,293,000	USD	5,095,449	9/17/2008	(89,478)
GBP	1,380,000	USD	2,684,790	9/17/2008	(47,544)
SEK	7,107,000	USD	1,171,999	9/17/2008	(3,008)
Total unrealized depreciation					(211,994)

Currency Abbreviations
AUD	Australian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	USD	United States Dollar
JPY	Japanese Yen

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Inflation Protected Plus Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Inflation Protected Plus Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 20, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        August 20, 2008